ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 61.0	$ 27.5
Acquired in the Transaction		28.7
Transfer upon sale of manufacturing facility to a related party	(1.8)
Accrued warranty cost	12.2	17.3
Warranty reversal	(1.2)	(1.0)
Warranty claims	(6.0)	(7.3)
Effects of foreign currency translation	(3.0)	(4.2)
Ending balance	61.2	61.0
Thereof:
Current warranty provision	42.2	43.6
Non-current warranty provision	$ 19.0	$ 17.4